Warrants (Details) - AJAX I [Member] - $ / shares	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Warrants (Details) [Line Items]
Public warrants expire years	5 years	5 years
Total equity proceeds percentage	60.00%	60.00%
Exercise price per share	$ 9.20	$ 9.20
Issue of price per share	18.00	18.00
Trigger price per share	$ 10.00	$ 10.00
Bottom of range [Member]
Warrants (Details) [Line Items]
Market value percentage	115.00%	115.00%
Top of range [Member]
Warrants (Details) [Line Items]
Market value percentage	180.00%	180.00%
Class A Ordinary Share [Member]
Warrants (Details) [Line Items]
Issue price	$ 9.20	$ 9.20
Issue of price per share		$ 0.0001
Public Warrants [Member]
Warrants (Details) [Line Items]
Public warrants outstanding description	Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per Public Warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).	Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per Public Warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder and• if, and only if, the last reported sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “ Reference Value”) equals or exceeds $18.00 per share (as adjusted).
Warrants [Member]
Warrants (Details) [Line Items]
Business combination, description	Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 — Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Class A ordinary shares; and• if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted).	Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 — Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Class A ordinary shares; and• if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted).